COMMON STOCK AND STOCK INCENTIVE PLANS (Details 2) (USD $) In Millions, except Share data, unless otherwise specified		1 Months Ended	12 Months Ended			3 Months Ended		12 Months Ended				3 Months Ended
	Feb. 28, 2010 Senior executive officers	Aug. 31, 2011 Top performers at (senior) directors level and key talent below director level	Dec. 31, 2013 Stock options	Dec. 31, 2012 Stock options	Dec. 31, 2011 Stock options	Dec. 31, 2012 Restricted stock units Senior executive officers	Mar. 31, 2011 Restricted stock units Senior executive officers	Dec. 31, 2013 Performance-based restricted stock units	Dec. 31, 2013 Restricted stock awards	Dec. 31, 2012 Restricted stock awards	Dec. 31, 2011 Restricted stock awards	Dec. 31, 2012 Restricted stock awards Senior executive officers	Sep. 30, 2012 Restricted stock awards Board members
COMMON STOCK AND STOCK INCENTIVE PLANS
Vesting period		4 years				4 years	4 years					4 years
Number of shares outstanding
Options Outstanding at the beginning of the period (in shares)			930,000	1,127,000	1,388,000
Options Granted (in shares)			0	246,000	486,000
Options Exercised (in shares)					(20,000)
Options Forfeited or Expired (in shares)			(354,000)	(443,000)	(728,000)
Options Outstanding at the end of the period (in shares)			576,000	930,000	1,127,000
Weighted average exercise price
Options Outstanding at the beginning of the period (in dollars per share)			$ 20.04	$ 23.52	$ 15.06
Options Granted (in dollars per share)				$ 3.24	$ 36.78
Options Exercised (in dollars per share)					$ 6.27
Options Forfeited or Expired (in dollars per share)			$ 18.05	$ 19.56	$ 16.71
Options Outstanding at the end of the period (in dollars per share)			$ 21.25	$ 20.04	$ 23.52
Stock-based awards
Number of ordinary shares available for issuance pursuant to future grants	0
Ratio for grant of stock awards that is deducted from the shares available for grant									1
Shares
Total nonvested at the beginning of the period (in shares)									1,702,000	902,000	521,000
Reverse split adjustment									25,000
Granted (in shares)							89,333	0	679,000	1,891,000	767,000
Vested (in shares)									(520,000)	(701,000)	(333,000)
Forfeited (in shares)									(173,000)	(390,000)	(53,000)
Total nonvested at the end of the period (in shares)									1,713,000	1,702,000	902,000
Weighted average grant date fair value
Total nonvested at the beginning of the period (in dollars per share)									$ 3.43	$ 5.87	$ 7.05
Granted (in dollars per share)									$ 2.76	$ 3.29	$ 5.58		$ 3.21
Vested (in dollars per share)									$ 3.72	$ 5.60	$ 6.87
Forfeited (in dollars per share)									$ 3.82	$ 4.49	$ 6.99
Total nonvested at the end of the period (in dollars per share)									$ 3.08	$ 3.43	$ 5.87
Fair value of restricted stock awards vested									$ 1.9	$ 3.9	$ 3.1